Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation. The results of subsidiaries and VIEs acquired or disposed of during the year are recorded in the consolidated statement of comprehensive income/(loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The Company deconsolidates its subsidiaries in accordance with ASC 810-10-40-4 as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries by recognizing a gain or loss in net income/(loss) attributable to the Company in accordance with ASC 810-10-40-5. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained noncontrolling interest in the subsidiaries being deconsolidated, and the carrying amount of any noncontrolling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/(loss) attributable to the noncontrolling interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include revenue recognition, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of long-term investments, the determination of the fair value of mezzanine equity, the determination of fair value of noncontrolling interests, the valuation allowance of deferred tax assets, the determination of uncertain tax position, the valuation and recognition of share-based compensation, impairment of long-lived assets and the determination of the estimated useful lives of property and equipment and intangible assets.

Functional currency and foreign currency translation
(c)	Functional Currency and Foreign Currency Translation

The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is Chinese Renminbi ("RMB") as determined based on ASC 830, “Foreign Currency Matters”. Effective December 31, 2016, the Group changed its reporting currency from US$ to RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statement of changes in shareholders’ equity. For the years ended December 31, 2015 and 2016, foreign currency translation losses, net of nil tax were RMB69.7 million and RMB76.0 million, respectively. For the year ended December 31, 2017 foreign currency translation income, net of nil tax was RMB82.9 million.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss). Total foreign currency exchange losses were RMB11.2 million and RMB3.7 million for the years ended December 31, 2015 and 2016, respectively. Foreign currency exchange gain was RMB 0.8 million for the year ended December 31, 2017.

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the exchange rate of RMB6.5342 per US$1.00, the middle rate on December 29, 2017, the last business day in fiscal year 2017, as published on the website of the State Administration of Foreign Exchange of the PRC. No representation is made that the RMB amounts could have been, or could be converted into U.S. dollars at such rate.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2016 and 2017:

	US$ in thousands					RMB in thousands					RMB in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to RMB
December 31, 2016	3	56,103	10,917	2	67,025	268	152	383,233	351,848	735,501	1,200,457
December 31, 2017	3	143,357	4,525	4	147,889	271	153	431,786	126,435	558,645	1,524,982

Restricted cash
(e)	Restricted cash and restricted cash non-current

Cash that is legally restricted from withdrawal and pledged as collateral with commercial banks for the Group’s bank loans is reported separately on the face of the Group’s consolidated balance sheets, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows. Cash that is legally restricted from withdrawal was presented as restricted cash-current amounted to RMB3.4 million and RMB86.0 million as of December 31, 2016 and 2017, respectively. Cash pledged with commercial banks for the Group’s bank loans amounted to RMB1.1 billion was presented as restricted cash-current in the Group’s consolidated balance sheets as of December 31, 2016. Cash pledged with commercial banks for the Group’s bank loans amounting to RMB7.4 million and RMB792.0 million was presented as restricted cash-current and restricted cash-noncurrent, respectively as of December 31, 2017.

Term deposits
(f)	Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months to up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income /(loss) during the periods presented.

Short-term investments
(g)	Short-term investments

Short-term investments include investments in variable rate financial instruments which primarily consists of wealth management products with variable interest rates or principal non-guaranteed which were purchased from commercial banks and other financial institutions and investment in available-for-sale securities of a public traded company.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as investment income/(loss), net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 21 for additional information.

Variable-rate financial instruments are recorded at fair values using the discounted cash flow method based on the judgment that expected return will be obtained upon maturity. As of December 31, 2016 and 2017, the Group has short-term investments of RMB833.5 million and RMB3.4 billion, respectively.

The available-for-sale securities are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income or loss in equity. The Group reviews its available-for-sale securities for other-than-temporary impairment (“OTTI”) based on the specific identification method. If the cost of an investment exceeds the investment’s fair value, the Group considers quantitative and qualitative evidence including general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment in determining whether to record an OTTI. The Group disposed all available-for-sale securities in 2016 and recognized investment loss of RMB3.0 million upon disposal in its consolidated statement of comprehensive income/(loss) for the year ended December 31, 2016. As of December 31, 2016 and 2017, the Group has no available-for-sale securities.

Accounts receivable
(h)	Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful account. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, accounts aging, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis, resulting in their inability to make payments due to the Group. An accounts receivable is written off after all collection effort has ceased. The Group recognized RMB13.7 million and RMB11.6 million allowance for doubtful accounts for the years ended December 31, 2016 and 2017, respectively.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets
Software	3-5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets, net
(j)	Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separated from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets purchased are recognized and measured at fair value upon acquisition.

Intangible assets with finite lives are carried at cost less accumulated amortization. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2 - 3 years
Domain names and trademarks	9 - 10 years
Technology	4 - 5 years

Intangible assets with infinite lives are evaluated to determine the fair value annually. An impairment loss is recognized if the carrying amount exceeds the fair value. Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the asset.

Land use rights, net
(k)	Land use rights, net

Land use rights are carried at cost less accumulated amortization. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the shorter of estimated useful lives which are generally 50 years or the terms of the land use rights purchase agreements.

Goodwill
(l)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

The Group performs impairment tests in the fourth quarter of each year. No impairment loss was recognized for all periods presented.

Long-term investments
(m)	Long-term investments

Long-term investments represent the Group’s investments in privately held companies.

In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group's proportionate share of each equity investee's net income or loss into consolidated statements of comprehensive income/(loss) after the date of acquisition. The Group will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to one in that entity’s common stock.

For long-term investments in equity securities that are not accounted for using equity method of accounting, and that have no readily determinable fair value, the cost method of accounting is used.

The Company assesses its long-term investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still evolving, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income/(loss).

Due to the investees’ operation metrics did not meet the expectations, the Company recorded RMB6.1 million, RMB142.1 million and RMB37.3 million impairments for the cost method investments in investment income/(loss), net in its consolidated statements of comprehensive income/(loss) for the years ended December 31, 2015, 2016 and 2017, respectively. No impairment was recorded for equity method investments for the years ended December 31, 2015, 2016 and 2017.

Impairment of long-lived assets
(n)	Impairment of other long-lived assets

The carrying amounts of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Impairment charges of other long-lived assets of RMB nil, RMB30.0 million and RMB nil were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Fair value
(o)	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group measures the fair value of assets and liabilities by two main approaches: (1) market approach and (2) income approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts.

The Group’s financial instruments mainly include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, deferred revenues, customer advances, and accrued liabilities and other current liabilities. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. The Company measures certain financial assets, including the investments under the cost method and equity method on other-than-temporary basis; intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized. Please see Note 21 for additional information.

Customer advances
(p)	Customer advances

Customers pay in advance to purchase membership services and online marketing services. The cash proceeds received from customers are initially recorded as customer advances and then transferred to deferred revenues when they are used to purchase desired services.

Revenue recognition
(q)	Revenue recognition

The Group generates revenues primarily from membership and online marketing services. The Group sells its services through its direct sales teams, third party sales agencies and online self-serve channels. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability of the related fee is reasonably assured. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched the Value Added Tax Pilot Program (the “Pilot Program”) for certain industries in certain regions for transition from the imposition of PRC business tax to the imposition of value-added tax (“VAT”). On May 1, 2016, the transition was expanded to all industries in China. The Group’s revenues have been subject to VAT since it adopted the Pilot Program. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT on goods sold or taxable labor services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT and related surcharges.

(i)	Membership

A membership is a basic services package mainly consisting of the following services: customer certification, display of an online storefront on the Group’s platforms, preferential listing benefits such as limited daily priority listings and higher limit for free daily listings, access to the Group’s dedicated customer service support team and online account management system. Membership revenues are recognized ratably over the contract period when membership services are provided.

(ii)	Online marketing services

The Group’s online marketing services include time-based services and performance-based services. Revenues from time-based services are recognized ratably over the service period. Revenues from performance-based services are recognized when the agreed performance criteria are achieved. For service arrangements that include multiple deliverables, revenues are allocated to each unit of accounting based on relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No. 2009–13. The Group uses (a) vendor-specific objective evidence of selling price, if it exists, (b) otherwise, third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management’s best estimate of the selling price for that deliverable. Selling price is generally determined by vendor specific objective evidence.

(iii)	E-commerce services

The Group’s e-commerce services refer to services provided to the real estate developers such as sale of discount coupons with which home buyers use to buy properties at a discounted price. It might also include tours to visit the properties, on site promotion activities and other services relating to property purchases. The coupon purchased by prospective home buyers is refundable before a purchase of the specified properties prior to the expiry date of the coupon. The Group recognizes revenues when home buyers apply the discount coupon to pay for the purchase price of the specified properties from real estate developers. Cash received in advance of the purchase of specified properties is recorded as customer advances.

(iv)	Other services

Other services mainly include various off-line services provided. For the year ended December 31, 2017, revenues from other services are primarily derived from selling used goods on our used goods trading platform and providing offline recruiting services. The Group recognizes other service revenue when the related service is rendered.

Cost of revenues
(r)	Cost of revenues

Cost of revenues mainly consists of traffic acquisition cost paid to 58.com advertising union partner, costs of used goods sold on the used goods trading platform or primary real estate ecommerce revenues and offline recruitment services revenues, as well as expenses associated with the operation of platforms, such as data center bandwidth fees, depreciation and maintenance expenses for computers, servers and other equipment, short message services (“SMS”) costs, salary, bonuses, benefits and share-based compensation expense relating to web operation personnel.

Advertising expenses
(s)	Advertising expenses

Advertising costs are generally prepaid to the third parties for television, internet and outdoor advertising services. Advertising costs are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2015, 2016 and 2017, advertising expenses recognized in the consolidated statements of comprehensive income/(loss) were approximately RMB1.8 billion, RMB2.0 billion and RMB2.1 billion, respectively. Out of the total advertising expenses, the advertising expenses charged by the Group’s related party Tencent amounted to RMB152.1 million, RMB351.1 million and RMB422.3 million for the year ended December 31, 2015, 2016 and 2017, respectively.

Research and development expenses
(t)	Research and development expenses

Research and development expenses mainly consist of personnel, rent and depreciation expenses associated with the development of and enhancement to the Group’s platforms and expenses associated with research and development. The research and development expenses are expensed as incurred for all the periods presented.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

Operating leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessors are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the terms of underlying lease.

Share-based compensation
(v)	Share-based compensation

The Group has incentive plans for the granting of share-based awards, including share options, restricted share units (“RSUs”) and restricted shares (“RSs”), to its employees and directors. Share-based compensation expenses are recognized as costs and expenses on a straight-line basis over the vesting period in the consolidated statements of comprehensive income based on the fair value of the related share-based awards on their grant date, if no performance conditions are required. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved and should not be accrued if it is not probable that the performance condition will be achieved. As a result, the Group recognizes no compensation expense for share-based awards with performance conditions unless the performance conditions become probable of being achieved.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising the rate, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

See Note 24 for further information regarding share-based compensation assumptions and expenses.

Income taxes
(w)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income/(loss). The Group did not have any significant interest or penalties associated with tax positions for the year ended December 31, 2015, 2016 and 2017. The Group did not have any significant unrecognized uncertain tax positions for the year ended December 31, 2015, 2016 and 2017.

Employee benefits
(x)	Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulation requires that the Group makes contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the local government. Currently, the Group is paying contributions to the social insurance plan for all full-time employees and to the housing fund plans for some employees, but the amounts paid for these employees may not be sufficient as required by the PRC laws and regulations, for which the Group have made provision based on its best estimate. The Group has no legal obligation for the benefits beyond the required contributions.

The Group recorded employee benefit expenses of approximately RMB338.6 million, RMB477.0 million and RMB476.3 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Government grants
(y)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the consolidated statements of comprehensive income/(loss) over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the property, plant and equipment and other non-current assets are presented in the consolidated balance sheet by deducting the grants in arriving at the assets carrying amount and are credited to consolidated statements of comprehensive income/(loss) on a straight-line basis over the expected lives of the related assets.

For the years ended December 31, 2015, 2016 and 2017, the Group recognized government grants of approximately RMB30.0 million, RMB72.3 million and RMB81.4 million, respectively, in others, net in the consolidated statements of comprehensive income/(loss).

Ordinary shares
(z)	Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Business combination, noncontrolling interests and mezzanine classified noncontrolling interests
(aa)	Business combination, noncontrolling interests and mezzanine classified noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 "Business Combinations". The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference will be recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

For the Company's majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine classified noncontrolling interest. Consolidated net income/(loss) on the consolidated income statements includes the net income/(loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Statutory reserves
(ab)	Statutory reserves

The Group’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary, the VIEs and VIEs’ subsidiaries that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2017, the Group had statutory reserves amounted to RMB266.7 million.

Related parties
(ac)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Earnings/(loss) per share
(ad)	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to 58.com Inc. by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretions and allocation of net income related to the preference shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preference shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive income/(loss)
(ae)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustment and unrealized gain/(loss) on available-for-sale securities.

Segment reporting
(af)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue by products but has internal reporting of cost and expenses that do not distinguish between segments, and costs and expenses of the Group is reported by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating and reportable segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements
(ag)	Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance supersedes current guidance on revenue recognition in Topic 605, “Revenue Recognition”. In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For publicly-traded business entities that follow U.S. GAAP, the deferral results in the new revenue standards’ being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The Group will apply the new revenue standard under the modified retrospective approach, effective January 1, 2018. The cumulative effect of initially applying the guidance will be recognized at the date of initial application. The Group is continuing to analyse each category of its revenues in accordance with ASU No. 2014-09 to determine the impact on its consolidated financial statements.  Based on the current analysis, the Group does not expect the adoption of the new revenue standard to have a material adjustment recorded on January 1, 2018. The Group currently expenses its sales commissions when they are incurred. Under ASU No. 2014-09, the Group plans to adopt the practical expedient for “Contract Cost” to expense its sales commissions when incurred for all contracts with the contract terms of less than one year.  Accordingly, there will not be a material impact on its accounting for sales commissions.  Further, the new standard requires new disclosures about arrangements with customers, including significant judgments the company has made when using the guidance.

In January 2016, the FASB issued ASU No.2016-01 (“ASU 2016-01”), “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends various aspects of the recognition, measurement, presentation, and disclosure of financial instruments and simplifies the impairment assessment and enhances the disclosure requirements of equity investments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The guidance will be effective for the fiscal year beginning after December 15, 2017, including interim periods within that year. With respect to the Group’s consolidated financial statements, the most significant influence relates to the accounting treatment for its equity investments (except for those accounted for under equity method or those that result in the consolidation of the investee), and further more impacts the disclosure and presentation of financial assets and liabilities. The Group will adopt ASU 2016-01 effective January 1, 2018. For equity investments measured at fair value, the Group will recognize the changes in fair value through net income /(loss); and for equity investments that lacked readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Group anticipated that the adoption of ASU 2016-01 will increase the volatility of its other income (expense), net, as a result of the remeasurement of its equity securities upon the occurrence of observable price changes and impairments.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”, which amends the existing accounting standards for lease accounting. For operating leases, ASU No.2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet with terms of more than twelve months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is currently assessing the potential effects the adoption of this update will have on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, “Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting,” to simplify the accounting for employee share-based payment transactions. This standard allows the company to make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur, and is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group has adopted the new standard effective January 1, 2017 and expected no impact on its consolidated financial statements due to the Group elected to continue estimating the number of awards that are expected to vest.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326),” which requires entities to measure all expected credit losses for financial assets held at the reporting date. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under other-than-temporary impairment model. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  The Group is currently evaluating the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments,” which addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash.” The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard requires application using a retrospective transition method to each period presented. The Group does not expect the standard to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business,” which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. Early application of the amendments in this Update is allowed as follows: 1. For transactions for which the acquisition date occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance; 2. For transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact that the adoption of this update will have on its consolidated financial statements.

In May 2017, the FASB issue ASU No. 2017-09, “Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting,” which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This standard is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period for public business entities for reporting periods for which financial statements have not yet been issued. The Group is currently evaluating the impact that the adoption of this update will have on its consolidated financial statements.